Parent only financial information (Tables)	12 Months Ended
Dec. 31, 2019
Parent only financial information
Schedule of Condensed Balance Sheets

(a)    Condensed Balance Sheets

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	36	431,029
Total current asset	36	431,029
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,197,490	2,145,325
Total non-current asset	1,197,490	2,145,325
Total assets	1,197,526	2,576,354
Liabilities
Current liability
Accrued expenses and other current liabilities	20,590	29,202
Total current liability	20,590	29,202
Total liabilities	20,590	29,202
Mezzanine equity
Series A-2 Redeemable Convertible Preferred Shares	102,743	—
Series B Redeemable Convertible Preferred Shares	446,889	—
Series C Redeemable Convertible Preferred Shares	2,193,512	—
Total mezzanine equity	2,743,144	—
(Deficit) Equity
Ordinary shares	—	—
Class A ordinary shares	—	1
Class B ordinary shares	—	—
Series A-1 Convertible Preferred Shares	5,513	—
Additional paid-in capital	55,052	4,880,135
Accumulated other comprehensive loss	(274,540)	(368,897)
Accumulated deficit	(1,352,233)	(1,964,087)
Total (deficit) equity	(1,566,208)	2,547,152

Total liabilities, mezzanine equity and (deficit) equity	1,197,526	2,576,354

Schedule of Condensed Statements of Results of Operations

(b)    Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	(2,722)	(72)	(881)
Total operating expenses	(2,722)	(72)	(881)
Loss from operations	(2,722)	(72)	(881)
Equity income of subsidiaries and the VIE and VIE’s subsidiaries	54,226	22,921	147,511
Other income:
Interest income, net	243	(2)	(2)
Income before income tax	51,747	22,847	146,628
Income tax expense	—	—	—
Net income	51,747	22,847	146,628
Accretion of Redeemable Convertible Preferred Shares	(228,468)	(248,186)	(116,308)
Deemed dividend to preferred shareholder	—	—	(642,174)
Net loss attributable to ordinary shareholders	(176,721)	(225,339)	(611,854)

Schedule of Condensed statements of cash flows

(c)    Condensed statements of cash flows

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(2,479)	25	(883)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(660,531)	—	(64,295)
Investment in short-term investments	—	—	(380,901)
Proceeds from redemption of short-term investments	—	—	380,901
Net cash used in investing activities	(660,531)	—	(64,295)
Cash flows provided by financing activities:
Proceeds from initial public offering, net of offering cost	—	—	498,436
Net cash provided by financing activities	—	—	498,436
Effect of exchange rate changes on cash and cash equivalents	(18,742)	1	(2,265)
Net (decrease) increase in cash and cash equivalents	(681,752)	26	430,993
Cash and cash equivalents at the beginning of the year	681,762	10	36
Cash and cash equivalents at the end of the year	10	36	431,029